Business Combination - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Millions							12 Months Ended
	Mar. 19, 2024 INR (₨)	Mar. 19, 2024 USD ($)	Jul. 01, 2023 INR (₨) shares	Jul. 01, 2023 USD ($)	Jun. 30, 2023 INR (₨) ₨ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jul. 01, 2023 USD ($) shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Apr. 04, 2022 ₨ / shares shares	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Business Acquisition [Line Items]
Goodwill							₨ 1,629,510,300		$ 19,552.6			₨ 74,937,900	$ 899.3		₨ 74,937,900	$ 899.3
Goodwill written off related to sale of business unit							73,576,100	$ 882.9
HDFC Credila Financial Services Limited [Member] | Brand [Member]
Business Acquisition [Line Items]
Indefinite lived intangible assets written off related to sale of business unit							8,527,500	102.3
HDFC Credila Financial Services Limited [Member] | Distribution Service [Member]
Business Acquisition [Line Items]
Indefinite lived intangible assets written off related to sale of business unit							8,972,400	$ 107.6
eHDFC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			100.00%							100.00%
Number of shares received														42
Number of shares held for each set of shares received														25
Business acquisition, effective date of acquisition			Jul. 01, 2023	Jul. 01, 2023
Business combination, consideration transferred					₨ 5,337,741,500	$ 64,047.9
Business acquisition, share price | (per share)					₨ 1,701.4						$ 20.4
Business acquisition, equity interest issued or issuable, number of shares					3,110,396,492	3,110,396,492
Share based compensation by share based award number of shares underlying such awards post business combination			48,461,845							48,461,845
Class of warrants or rights outstanding			24,792,768							24,792,768
Goodwill			₨ 1,628,148,500				1,628,148,500		19,536.2	$ 19,536.2
Indefinite-lived intangible assets, purchase accounting adjustments			1,434,818,100	$ 17,216.4
Business acquisition, transaction costs			₨ 1,900,000							22.8
Per share value of shares received | ₨ / shares														₨ 1
Per share value of shares held for each set of shares received | ₨ / shares														₨ 2
Pro forma Advances and debt including its related tax effects							₨ 36,984,300		$ 443.8			₨ 41,204,200	$ 494.4
eHDFC [Member] | Equity Interest [Member]
Business Acquisition [Line Items]
Equity ownership interest of the bank's largest shareholder			20.80%	20.80%
eHDFC [Member] | HDFC Credila Financial Services Limited [Member]
Business Acquisition [Line Items]
Disposal group, including discontinued operation, assets			₨ 103,500,000							1,241.9
Goodwill written off related to sale of business unit	₨ 73,576,100	$ 882.9	73,576,100	$ 882.8
eHDFC [Member] | HDFC Credila Financial Services Limited [Member] | Brand [Member]
Business Acquisition [Line Items]
Indefinite lived intangible assets written off related to sale of business unit			8,527,500	102.3
eHDFC [Member] | HDFC Credila Financial Services Limited [Member] | Distribution Service [Member]
Business Acquisition [Line Items]
Indefinite lived intangible assets written off related to sale of business unit			8,972,400	$ 107.6
eHDFC [Member] | HDFC Education and Development Services Limited [Member]
Business Acquisition [Line Items]
Disposal group, including discontinued operation, assets			1,976,000							23.7
Goods and Service Tax [Member] | eHDFC [Member]
Business Acquisition [Line Items]
Business combination recognized identifiable asset acquired and liabilities assumed contingent liability			₨ 11,063,000							$ 132.7